2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Spectrum Fund
Long Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Long — 98 .4%
Communication Services — 9.0%
Alphabet Inc ....................... 35,071 8,541,542
AMC Networks Inc
(1)
.................. 6,353 52,349
AT&T Inc .......................... 2,806 79,241
ATN International Inc .................. 8,206 122,844
Bandwidth Inc
(1)
..................... 15,515 258,635
Cinemark Holdings Inc ................ 2,265 63,465
Comcast Corp ...................... 12,866 404,250
Electronic Arts Inc ................... 6,199 1,250,338
EverQuote Inc
(1)
..................... 428 9,788
IDT Corp .......................... 175 9,154
Marcus Corp/The .................... 4,515 70,028
Meta Platforms Inc ................... 9,185 6,745,280
Millicom International Cellular SA ......... 141 6,844
Netflix Inc
(1)
........................ 1,747 2,094,513
Rumble Inc
(1)
....................... 3,874 28,048
Verizon Communications Inc ............ 9,659 424,513
Walt Disney Co/The .................. 7,598 869,971
Yelp Inc
(1)
......................... 19,877 620,162
21,650,965
Consumer Discretionary — 11.1%
Abercrombie & Fitch Co
(1)
............... 3,231 276,412
Adient PLC
(1)
....................... 5,596 134,752
Amazon.com Inc
(1)
................... 34,198 7,508,855
American Eagle Outfitters Inc ............ 6,318 108,101
American Public Education Inc
(1)
.......... 1,467 57,902
Bath & Body Works Inc ................ 2,237 57,625
Best Buy Co Inc ..................... 4,609 348,533
Biglari Holdings Inc
(1)
.................. 106 34,307
BJ's Restaurants Inc
(1)
................. 592 18,074
BorgWarner Inc ..................... 194 8,528
Bright Horizons Family Solutions Inc
(1)
...... 3,620 393,023
Brinker International Inc
(1)
.............. 2,266 287,057
Carter's Inc ........................ 4,277 120,697
Cavco Industries Inc
(1)
................. 19 11,034
Champion Homes Inc
(1)
................ 2,640 201,617
Citi Trends Inc
(1)
..................... 437 13,560
Dana Inc .......................... 1,064 21,323
Dutch Bros Inc
(1)
..................... 289 15,126
Ethan Allen Interiors Inc ................ 4,192 123,496
General Motors Co ................... 3,228 196,811
Goodyear Tire & Rubber Co/The
(1)
......... 1,088 8,138
Grand Canyon Education Inc
(1)
........... 454 99,662
Home Depot Inc/The .................. 1,580 640,200
J Jill Inc .......................... 5,948 102,008
Las Vegas Sands Corp ................. 9,834 528,971
La-Z-Boy Inc ....................... 14,160 485,971
LCI Industries ...................... 2,418 225,237
Lear Corp ......................... 3,881 390,467
Lovesac Co/The
(1)
.................... 5,357 90,694
Lowe's Cos Inc ..................... 7,014 1,762,688
Mohawk Industries Inc
(1)
............... 9,622 1,240,468
Monarch Casino & Resort Inc ............ 882 93,351
Monro Inc ......................... 643 11,555
National Vision Holdings Inc
(1)
............ 3,228 94,225
O'Reilly Automotive Inc
(1)
............... 24,195 2,608,463
Oxford Industries Inc .................. 3,083 124,985
Phinia Inc ......................... 930 53,456
Ralph Lauren Corp ................... 1,404 440,238
Rent the Runway Inc .................. 1,893 9,332
Ross Stores Inc ..................... 4,567 695,965
Sonos Inc
(1)
........................ 4,168 65,854
Strategic Education Inc ................ 565 48,596
Strattec Security Corp
(1)
................ 440 29,946
Tapestry Inc ....................... 3,375 382,117
Tesla Inc
(1)
......................... 2,654 1,180,287
Texas Roadhouse Inc ................. 7,015 1,165,542
ThredUp Inc
(1)
...................... 981 9,270
TJX Cos Inc/The ..................... 16,972 2,453,133
Universal Technical Institute Inc
(1)
......... 1,514 49,281
Urban Outfitters Inc
(1)
................. 2,014 143,860
Visteon Corp ....................... 2,097 251,346
Warby Parker Inc
(1)
................... 420 11,584
Winnebago Industries Inc .............. 5,682 190,006
Yum! Brands Inc ..................... 8,849 1,345,048
26,968,777
Consumer Staples — 4.8%
Cal-Maine Foods Inc .................. 2,147 202,033
Coca-Cola Consolidated Inc ............. 3,815 446,965
Costco Wholesale Corp ................ 6,186 5,725,947
Fresh Del Monte Produce Inc ............ 2,195 76,210
Guardian Pharmacy Services Inc
(1)
......... 4,145 108,723
Kroger Co/The ...................... 11,788 794,629
Nu Skin Enterprises Inc ................ 13,821 168,478
Sprouts Farmers Market Inc
(1)
............ 2,647 287,994
Target Corp ........................ 9,707 870,718
Walmart Inc ....................... 30,508 3,144,154
11,825,851
Energy — 1.8%
Civitas Resources Inc ................. 5,414 175,955
ConocoPhillips ...................... 4,387 414,966
Crescent Energy Co .................. 12,875 114,845
Diamondback Energy Inc ............... 6,342 907,540
EOG Resources Inc ................... 7,460 836,415
Exxon Mobil Corp .................... 15,840 1,785,960
Kodiak Gas Services Inc ............... 8,665 320,345
Liberty Energy Inc ................... 6,429 79,334

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
PrimeEnergy Resources Corp
(1)
........... 86 14,365
Ranger Energy Services Inc ............. 1,702 23,896
Riley Exploration Permian Inc ............ 650 17,621
Targa Resources Corp ................. 440 73,718
Teekay Corp Ltd ..................... 1,555 12,720
Teekay Tankers Ltd ................... 1,925 97,309
Weatherford International PLC ........... 518 35,447
Williams Cos Inc/The ................. 867 54,924
4,965,360
Financials — 15.9%
1st Source Corp ..................... 1,138 70,055
Ally Financial Inc .................... 19,445 762,244
American International Group Inc ......... 6,155 483,414
Ameriprise Financial Inc ............... 614 301,627
Axis Capital Holdings Ltd ............... 5,238 501,800
Bank of New York Mellon Corp/The ........ 10,802 1,176,986
Bank of NT Butterfield & Son Ltd/The ....... 1,607 68,972
Berkshire Hathaway Inc
(1)
.............. 22,168 11,144,740
Bread Financial Holdings Inc ............ 7,226 402,994
Capital One Financial Corp .............. 10,767 2,288,849
Chubb Ltd ......................... 37 10,443
Citizens Financial Group Inc ............. 7,772 413,159
Compass Diversified Holdings ........... 1,424 9,427
Customers Bancorp Inc
(1)
............... 19,227 1,256,869
Dave Inc
(1)
......................... 614 122,401
Essent Group Ltd .................... 2,896 184,070
Fidelity D&D Bancorp Inc ............... 2,024 88,712
First American Financial Corp ............ 16,694 1,072,423
FirstCash Holdings Inc ................. 1,010 160,004
GoHealth Inc
(1)
...................... 3,799 18,311
Green Dot Corp
(1)
.................... 4,150 55,734
Interactive Brokers Group Inc ............ 1,009 69,429
Investors Title Co .................... 944 252,831
Loews Corp ........................ 253 25,399
Mastercard Inc ..................... 12,394 7,049,831
Mercantile Bank Corp ................. 137 6,165
Mercury General Corp ................. 1,744 147,856
MFA Financial Inc .................... 1,564 14,373
Moody's Corp ...................... 262 124,838
Morningstar Inc ..................... 6,051 1,403,892
NerdWallet Inc
(1)
..................... 9,401 101,155
Northern Trust Corp .................. 18,976 2,554,170
Old Republic International Corp ........... 158 6,710
OneMain Holdings Inc ................. 1,872 105,693
OppFi Inc ......................... 2,295 26,002
Peoples Financial Services Corp .......... 7,292 354,464
PNC Financial Services Group Inc/The ...... 4,400 884,092
Popular Inc ........................ 8,639 1,097,239
PROG Holdings Inc ................... 3,159 102,225
QCR Holdings Inc .................... 780 58,999
Red River Bancshares Inc .............. 374 24,243
Selectquote Inc
(1)
.................... 3,859 7,564
Silvercrest Asset Management Group Inc .... 1,396 21,987
State Street Corp .................... 17,025 1,975,070
Stewart Information Services Corp ........ 8,483 621,974
Synchrony Financial .................. 15,303 1,087,278
Toast Inc
(1)
........................ 4,980 181,820
TrustCo Bank Corp NY ................. 255 9,256
Universal Insurance Holdings Inc .......... 877 23,065
Westamerica BanCorp ................. 3,544 177,165
39,108,019
Health Care — 7.0%
AbbVie Inc ........................ 9,255 2,142,903
Amgen Inc ........................ 5,782 1,631,680
Cardinal Health Inc ................... 2,398 376,390
Centene Corp
(1)
..................... 5,447 194,349
Cigna Group/The .................... 2,529 728,984
CVS Health Corp .................... 2,291 172,718
Definitive Healthcare Corp
(1)
............. 26,456 107,411
Elevance Health Inc .................. 988 319,243
Eli Lilly & Co ....................... 2,868 2,188,284
Encompass Health Corp ............... 3,775 479,500
Ensign Group Inc/The ................. 2,741 473,563
Gilead Sciences Inc .................. 15,476 1,717,836
HCA Healthcare Inc ................... 914 389,547
Insulet Corp
(1)
...................... 1,053 325,093
Ionis Pharmaceuticals Inc
(1)
............. 325 21,261
Johnson & Johnson .................. 7,821 1,450,170
McKesson Corp ..................... 13 10,043
Merck & Co Inc ..................... 6,943 582,726
Metagenomi Inc
(1)
.................... 5,496 13,026
Molina Healthcare Inc
(1)
................ 1,574 301,201
National Research Corp ................ 6,970 89,077
Niagen Bioscience Inc
(1)
................ 826 7,707
Owens & Minor Inc
(1)
.................. 9,016 43,277
Penumbra Inc
(1)
..................... 480 121,594
Phibro Animal Health Corp .............. 8,180 330,963
Phreesia Inc
(1)
...................... 2,702 63,551
Regeneron Pharmaceuticals Inc .......... 607 341,298
STERIS PLC ........................ 2,445 604,991
Tenet Healthcare Corp
(1)
................ 51 10,355
Third Harmonic Bio Inc
(1) (2)
.............. 2,083 0
UnitedHealth Group Inc ................ 3,679 1,270,359
Universal Health Services Inc ............ 1,779 363,699
Viatris Inc ......................... 664 6,574
Zoetis Inc ......................... 3,581 523,972
17,403,345
Industrials — 11.7%
Acuity Inc ......................... 288 99,184
AECOM ........................... 12,347 1,610,913
Alaska Air Group Inc
(1)
................. 13,369 665,509
Albany International Corp ............... 12,326 656,976
Allegion plc ........................ 699 123,968
Allison Transmission Holdings Inc ......... 1,228 104,233
AMETEK Inc ....................... 8,970 1,686,360

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Argan Inc ......................... 574 155,009
Armstrong World Industries Inc ........... 377 73,896
Atkore Inc ......................... 3,499 219,527
Blue Bird Corp
(1)
..................... 6,916 398,016
Boise Cascade Co ................... 16,246 1,256,141
BWX Technologies Inc ................. 6,332 1,167,431
Carpenter Technology Corp ............. 88 21,608
Comfort Systems USA Inc .............. 983 811,152
Delta Air Lines Inc ................... 13,752 780,426
Dycom Industries Inc
(1)
................ 708 206,566
Eaton Corp PLC ..................... 4,251 1,590,937
EnerSys .......................... 2,951 333,345
Equifax Inc ........................ 123 31,553
FedEx Corp ........................ 465 109,652
Fluor Corp
(1)
........................ 11,704 492,387
GATX Corp ........................ 433 75,688
GE Vernova Inc ..................... 374 229,973
Generac Holdings Inc
(1)
................ 4,031 674,789
General Dynamics Corp ................ 4,176 1,424,016
Greenbrier Cos Inc/The ................ 3,362 155,224
HNI Corp .......................... 6,361 298,013
Hubbell Inc ........................ 3,113 1,339,555
Hudson Technologies Inc
(1)
.............. 2,565 25,470
Huntington Ingalls Industries Inc .......... 1,132 325,914
IBEX Holdings Ltd
(1)
................... 15,955 646,497
Johnson Controls International plc ......... 788 86,641
Karat Packaging Inc .................. 287 7,235
Kforce Inc ......................... 10,738 321,925
Lockheed Martin Corp ................. 962 480,240
MasTec Inc
(1)
....................... 53 11,279
Maximus Inc ....................... 9,813 896,614
Middleby Corp/The
(1)
.................. 642 85,341
Mueller Industries Inc ................. 4,063 410,810
MYR Group Inc
(1)
.................... 52 10,818
NEXTracker Inc
(1)
.................... 1,500 110,985
Northrop Grumman Corp ............... 1,090 664,159
Owens Corning ..................... 2,417 341,909
PACCAR Inc ........................ 3,546 348,643
Power Solutions International Inc
(1)
........ 698 68,558
Primoris Services Corp ................ 4,876 669,621
Quad/Graphics Inc ................... 2,461 15,406
Regal Rexnord Corp .................. 1,041 149,321
REV Group Inc ...................... 1,986 112,547
Rockwell Automation Inc ............... 1,239 433,068
Sensata Technologies Holding PLC ........ 3,274 100,021
SkyWest Inc
(1)
...................... 2,522 253,764
Southwest Airlines Co ................. 4,801 153,200
Sterling Infrastructure Inc
(1)
............. 234 79,485
Strata Critical Medical Inc
(1)
............. 4,596 23,256
Sun Country Airlines Holdings Inc
(1)
........ 9,883 116,718
Textron Inc ........................ 1,381 116,681
Trane Technologies PLC ................ 168 70,889
UFP Industries Inc ................... 3,963 370,501
Union Pacific Corp ................... 9,709 2,294,916
United Airlines Holdings Inc
(1)
............ 14,244 1,374,546
United Rentals Inc ................... 890 849,647
Willis Lease Finance Corp .............. 167 22,894
28,841,566
Information Technology — 28.6%
Adobe Inc
(1)
........................ 2,573 907,626
Amkor Technology Inc ................. 38,802 1,101,977
Apple Inc ......................... 46,209 11,766,198
Applied Materials Inc ................. 2,967 607,464
Arista Networks Inc
(1)
................. 803 117,005
Avnet Inc ......................... 857 44,804
Belden Inc ........................ 3,087 371,273
Blackbaud Inc
(1)
..................... 903 58,072
Broadcom Inc ...................... 12,743 4,204,043
Cisco Systems Inc ................... 8,141 557,007
Consensus Cloud Solutions Inc
(1)
.......... 14,856 436,321
Corning Inc ........................ 1,663 136,416
Digital Turbine Inc
(1)
.................. 4,282 27,405
Dolby Laboratories Inc ................ 7,749 560,795
Dropbox Inc
(1)
...................... 6,835 206,485
DXC Technology Co
(1)
................. 13,146 179,180
ePlus Inc ......................... 414 29,398
Freshworks Inc
(1)
.................... 2,332 27,448
Ichor Holdings Ltd
(1)
.................. 1,864 32,657
Intel Corp
(1)
........................ 620 20,801
Intuit Inc .......................... 2,946 2,011,853
Micron Technology Inc ................ 8,720 1,459,030
Microsoft Corp ...................... 29,627 15,345,305
Monolithic Power Systems Inc ........... 1,865 1,716,994
NetApp Inc ........................ 245 29,023
NVIDIA Corp ....................... 74,513 13,902,636
OneSpan Inc ....................... 9,979 158,566
Ooma Inc
(1)
........................ 2,619 31,402
Oracle Corp ........................ 10,077 2,834,055
Photronics Inc
(1)
..................... 54,353 1,247,401
Plexus Corp
(1)
...................... 1,898 274,622
Pure Storage Inc
(1)
................... 655 54,896
Qorvo Inc
(1)
........................ 204 18,580
QUALCOMM Inc ..................... 11,209 1,864,729
Ralliant Corp ....................... 849 37,127
Roper Technologies Inc ................ 2,663 1,328,011
Salesforce Inc ...................... 1,591 377,067
Sanmina Corp
(1)
..................... 5,003 575,895
SentinelOne Inc
(1)
.................... 22,944 404,044
ServiceNow Inc
(1)
.................... 15 13,804
Skyworks Solutions Inc ................ 6,919 532,625
SoundThinking Inc
(1)
.................. 2,555 30,813
Texas Instruments Inc ................. 17,935 3,295,198
TTM Technologies Inc
(1)
................ 2,503 144,173
Ubiquiti Inc ........................ 388 256,305
Viant Technology Inc
(1)
................. 3,600 31,068

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Zoom Communications Inc
(1)
............ 2,102 173,415
69,541,012
Materials — 2.2%
Alcoa Corp ........................ 3,154 103,735
Balchem Corp ...................... 99 14,856
Core Molding Technologies Inc
(1)
.......... 1,201 24,681
Crown Holdings Inc .................. 9,728 939,628
Freeport-McMoRan Inc ................ 6,007 235,595
Innospec Inc ....................... 6,238 481,324
Kaiser Aluminum Corp ................. 3,345 258,100
Koppers Holdings Inc ................. 1,014 28,392
Materion Corp ...................... 1,729 208,880
Newmont Corp ..................... 10,426 879,016
Nucor Corp ........................ 1,851 250,681
Olympic Steel Inc .................... 2,128 64,798
Packaging Corp of America ............. 3,142 684,736
Royal Gold Inc ...................... 4,113 824,986
Scotts Miracle-Gro Co/The .............. 791 45,047
Steel Dynamics Inc ................... 2,851 397,515
United States Lime & Minerals Inc ......... 81 10,656
5,452,626
Real Estate — 3.3%
American Healthcare REIT Inc ............ 6,505 273,275
CBL & Associates Properties Inc .......... 21,372 653,556
Chatham Lodging Trust ................ 6,031 40,468
CoStar Group Inc
(1)
................... 13,863 1,169,621
Innovative Industrial Properties Inc ........ 2,080 111,446
Jones Lang LaSalle Inc
(1)
............... 3,460 1,032,049
NET Lease Office Properties ............. 35,679 1,058,239
Orion Properties Inc .................. 39,876 107,665
RE/MAX Holdings Inc
(1)
................ 29,007 273,536
Simon Property Group Inc .............. 10,698 2,007,694
Sun Communities Inc ................. 12,704 1,638,816
8,366,365
Utilities — 3.0%
AES Corp/The ...................... 25,540 336,106
Black Hills Corp ..................... 15,661 964,561
Consolidated Edison Inc ............... 8,503 854,722
Edison International .................. 3,575 197,626
FirstEnergy Corp .................... 3,427 157,025
H2O America ....................... 376 18,311
Montauk Renewables Inc
(1)
.............. 4,199 8,440
National Fuel Gas Co .................. 20,890 1,929,609
NextEra Energy Inc ................... 6,277 473,851
Portland General Electric Co ............. 3,213 141,372
Vistra Corp ........................ 2,066 404,771
Xcel Energy Inc ..................... 17,725 1,429,521
6,915,915
Total Common Stocks - Long
(Cost $ 183,568,597 ) ................ 241,039,801
Warrants (United States) — 0 .0%
Chaparral Energy Inc B Warrants ,
Expiration Date 10/14/2025
(1) (2)
......... 1 0
Civitas Resources Inc ,
Expiration Date 1/20/2026
(1) (2)
.......... 6 0
Total Warrants (United States)
(Cost $ – ) ........................ 0
Money Market Registered Investment Companies — 1 .5%
Meeder Government Money Market Fund ,
3.99%
(3)
........................ 3,573,517 3,573,517
Total Money Market Registered Investment
Companies
(Cost $ 3,573,517 ) .................. 3,573,517
Short Positions
Security Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks - Short — - 21 .1%
Communication Services — -0.6%
Gogo Inc
(1)
......................... (818) (7,027)
Madison Square Garden Sports Corp
(1)
...... (6,686) (1,517,722)
(1,524,749)
Consumer Discretionary — -1.8%
America's Car-Mart Inc/TX
(1)
............. (207) (6,046)
Dream Finders Homes Inc
(1)
............. (14,775) (382,968)
GameStop Corp
(1)
.................... (17,971) (490,249)
Hyatt Hotels Corp .................... (3,115) (442,112)
LGI Homes Inc
(1)
..................... (14,728) (761,585)
RH
(1)
............................. (295) (59,932)
Six Flags Entertainment Corp ............ (19,637) (446,153)
Somnigroup International Inc ............ (19,711) (1,662,229)
Steven Madden Ltd .................. (988) (33,078)
(4,284,352)
Consumer Staples — -2.8%
Alico Inc .......................... (2,822) (97,811)
Brown-Forman Corp
(1)
................. (5,989) (161,164)
Brown-Forman Corp
(1)
................. (55,968) (1,515,613)
Celsius Holdings Inc
(1)
................. (13,479) (774,908)
Interparfums Inc .................... (1,132) (111,366)
Maplebear Inc
(1)
..................... (26,904) (988,991)
Spectrum Brands Holdings Inc ........... (25,144) (1,320,814)
Vita Coco Co Inc/The
(1)
................. (26,630) (1,130,976)
WD-40 Co ......................... (5,065) (1,000,844)

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Westrock Coffee Co
(1)
................. (3,200) (15,552)
(7,118,039)
Energy — 0.0%
Energy Fuels Inc/Canada
(1)
.............. (1,045) (16,041)
(16,041)
Financials — -3.5%
Brookfield Asset Management Ltd ......... (8,309) (473,114)
Eagle Bancorp Inc ................... (483) (9,766)
Fidelis Insurance Holdings Ltd ........... (11,133) (202,064)
First Foundation Inc .................. (6,502) (36,216)
Flagstar Financial Inc ................. (32,682) (377,477)
Goosehead Insurance Inc ............... (3,484) (259,279)
Hippo Holdings Inc
(1)
.................. (2,069) (74,815)
Lemonade Inc
(1)
..................... (2,625) (140,516)
NU Holdings Ltd/Cayman Islands
(1)
........ (73,379) (1,174,798)
Orchid Island Capital Inc ............... (122,969) (862,013)
Preferred Bank/Los Angeles CA .......... (15,643) (1,413,971)
Ready Capital Corp ................... (69,376) (268,485)
Rocket Cos Inc ..................... (1,035) (20,058)
Ryan Specialty Holdings Inc ............. (40,497) (2,282,411)
Seacoast Banking Corp of Florida ......... (3,518) (107,053)
ServisFirst Bancshares Inc .............. (6,217) (500,655)
Upstart Holdings Inc
(1)
................. (6,424) (326,339)
(8,529,030)
Health Care — -0.4%
Apellis Pharmaceuticals Inc
(1)
............ (3,812) (86,266)
Janux Therapeutics Inc
(1)
............... (2,772) (67,748)
PROCEPT BioRobotics Corp
(1)
............ (6,338) (226,203)
RxSight Inc
(1)
....................... (10,268) (92,309)
Scholar Rock Holding Corp
(1)
............ (940) (35,006)
Semler Scientific Inc
(1)
................. (322) (9,660)
Soleno Therapeutics Inc
(1)
.............. (7,916) (535,122)
Tempus AI Inc
(1)
..................... (2,915) (235,270)
(1,287,584)
Industrials — -5.2%
AAON Inc ......................... (9,462) (884,129)
Acuren Corp
(1)
...................... (11,311) (150,549)
AeroVironment Inc
(1)
.................. (1,969) (620,018)
Boeing Co/The
(1)
..................... (6,728) (1,452,104)
CBIZ Inc
(1)
......................... (16,644) (881,466)
CECO Environmental Corp
(1)
............. (12,919) (661,453)
CSW Industrials Inc .................. (4,496) (1,091,404)
First Advantage Corp
(1)
................ (17,678) (272,064)
Montrose Environmental Group Inc
(1)
....... (1,684) (46,243)
Paychex Inc ....................... (11,008) (1,395,374)
Paylocity Holding Corp
(1)
............... (2,733) (435,285)
QXO Inc
(1)
......................... (21,974) (418,824)
RXO Inc
(1)
......................... (48,332) (743,346)
Spirit AeroSystems Holdings Inc
(1)
......... (33,177) (1,280,632)
Standex International Corp .............. (8,475) (1,795,853)
Terex Corp ........................ (805) (41,297)
(12,170,041)
Information Technology — -0.9%
Alkami Technology Inc
(1)
............... (31,118) (772,971)
Applied Optoelectronics Inc
(1)
............ (3,862) (100,142)
Clearfield Inc
(1)
...................... (1,412) (48,545)
Hut 8 Corp
(1)
....................... (1,081) (37,630)
Life360 Inc
(1)
....................... (8,947) (951,066)
NextNav Inc
(1)
...................... (5,464) (78,135)
PAR Technology Corp
(1)
................ (12,237) (484,340)
Red Cat Holdings Inc
(1)
................ (1,622) (16,788)
(2,489,617)
Materials — -1.7%
Hawkins Inc ....................... (8,260) (1,509,267)
International Paper Co ................. (30,953) (1,436,219)
Silgan Holdings Inc ................... (18,544) (797,577)
Sonoco Products Co .................. (11,589) (499,370)
(4,242,433)
Real Estate — -3.5%
CareTrust REIT Inc ................... (40,702) (1,411,545)
Curbline Properties Corp ............... (43,923) (979,483)
NETSTREIT Corp .................... (90,305) (1,630,908)
NexPoint Residential Trust Inc ............ (972) (31,318)
Safehold Inc ....................... (59,035) (914,452)
SL Green Realty Corp ................. (24,234) (1,449,436)
Smartstop Self Storage REIT Inc .......... (14,772) (556,018)
Terreno Realty Corp .................. (25,643) (1,455,240)
(8,428,400)
Utilities — -0.7%
Dominion Energy Inc .................. (23,645) (1,446,365)
Oklo Inc
(1)
......................... (1,812) (202,274)
(1,648,639)
Total Common Stocks - Short – - 21 .1%
(Proceeds Received $ (53,639,470) ) ...... (51,738,925)
Total Investments — Long — 99 .9%
(Cost $ 187,142,114 ) ................ 244,613,318
Other Assets less Liabilities — 21 .2% ...... 51,958,846
Total Net Assets — 100 .0% ............. 244,833,239
Trustee Deferred Compensation
(4)
Meeder Balanced Fund - Retail Class ....... 1,207 15,410
Meeder Conservative Allocation Fund - Retail
Class .......................... 353 8,275
Meeder Dynamic Allocation Fund - Retail Class 2,933 41,440
Meeder Muirfield Fund - Retail Class ....... 3,792 35,531
Total Trustee Deferred Compensation
(Cost $ 91,793 ) .................... 100,656

2025 Quarterly Report | September 30, 2025

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
September 30, 2025 (unaudited)
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
Dec 2025 ......... 286 12/19/25 39,829,790 (21,837)
Mini MSCI Emg Mkt Futures
- Dec 2025 ........ 143 12/19/25 9,721,855 59,527
Russell 2000 Futures Mini
December 2025 ..... 132 12/19/25 16,206,300 201,201
S&P 500 Mini Futures
December 2025 ..... (31) 12/19/25 (10,445,062) (152,773)
S&P Mid Cap Futures EMini
December 2025 ..... 2 12/19/25 657,240 7,784
Total Futures Contracts .. 532 55,970,123 93,902
(1) Represents non-income producing securities.
(2) Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2025.
(4) Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.